FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange Exposures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Forward foreign exchange contracts
Risk management
Period of time of hedge contracts (in years)	1 year
Percentage of exposure the hedge covers	100.00%
Cash flow term (in months)	12 months
Profit or loss term (in months)	12 months
Amount contracted	$ 2,200	$ 2,000
Currency risk | US Dollar
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Increase (decrease) in net borrowings that would result from decreased currency value, per sensitivity analysis	$ 41
Currency risk | US Dollar | Forward foreign exchange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Percentage of increase in risk variable used for sensitivity analysis	10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ (50)	(44)
Currency risk | Euro
Risk management
Increase (decrease) in net borrowings that would result from decreased currency value, per sensitivity analysis	$ 41	75
Currency risk | Euro | Forward foreign exchange contracts
Risk management
Percentage of decrease in risk variable used for sensitivity analysis	10.00%
Increase (decrease) in fair value that would result from decreased currency value, per sensitivity analysis	$ 35	$ 26